Related party disclosures - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related parties | Impairment provision for doubtful receivables
Related Party Disclosures [Line Items]
Total financial assets	$ (247)	$ (668)